SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund
Fund Highlights
INVESTMENT GOAL
The investment goal of the SunAmerica Focused Alpha Large-Cap Fund (the "Fund")

is growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the

SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account

Information--Sales Charge Reductions and Waivers" section on page 12 of the

Fund's Prospectus and in the "Additional Information Regarding Purchase of

Shares" section on page 52 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Focused Alpha Large-Cap Fund		Class A		Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none		1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none		none	none
Redemption Fee		1.00%	[2]	none	none
Exchange Fee		none		none	none
Maximum Account Fee		none		none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 12 of the Prospectus for more information about the CDSCs.
[2]	A redemption fee of 1.00% applies only to shareholders who received their Class A shares in connection with the SunAmerica Focused Alpha Large-Cap Fund, Inc.'s reorganization into the Fund, and only if such shareholders redeem such shares (by sale or exchange) within 90 calendar days following the closing date of the reorganization.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Focused Alpha Large-Cap Fund		Class A	Class C	Class W
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses	[1]	0.36%	0.49%	0.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.71%	2.49%	1.63%
Fee Waiver and/or Expense Reimbursement	[2][3]		0.12%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.71%	2.37%	1.52%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within the following two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 above.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

You would pay the following expenses if you redeem your shares:
Expense Example SunAmerica Focused Alpha Large-Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	739	1,083	1,450	2,478
Class C	340	739	1,265	2,706
Class W	155	480	829	1,813

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Focused Alpha Large-Cap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	739	1,083	1,450	2,478
Class C	240	739	1,265	2,706
Class W	155	480	829	1,813

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund's principal investment strategies are growth, value and "focused." The growth-oriented philosophy to which the Fund partly subscribes -- that of investing in securities believed to offer the potential for growth of capital --

focuses on securities considered to have, among other factors, the potential for above-average earnings growth; to offer proven or unique products or services;

or to operate in industries experiencing increasing demand. The value-oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price-earnings ratios)

and that may have generally been overlooked by the market. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.

A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios.

The Fund is managed by two subadvisers, one of which manages the large-cap growth portion of the Fund and the other which manages the large-cap value portion of the Fund. Each subadviser may emphasize either a growth or a value orientation, respectively, or a core orientation (i.e., stocks with both growth and value characteristics) at any particular time. Each subadviser will generally invest in approximately 10 to 20 securities, and the Fund will hold up to a total of 40 securities. Examples of when the Fund may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new subadviser is selected to manage the Fund or a portion of the Fund's assets.

The Fund will invest approximately 50% of its assets in the large-cap growth portion of the Fund and 50% of its assets in the large-cap value portion of the

Fund. These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time.

The principal investment technique of the Fund is active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies that offer the potential for growth of capital. Although the Fund will invest primarily in

U.S. markets, each subadviser may invest in foreign securities, including securities of companies in emerging markets. The subadviser to the large-cap growth portion of the Fund will invest in companies primarily selected on the basis of company fundamentals, but may also consider macroeconomic and other factors. The subadviser to the large-cap value portion of the Fund will invest in companies primarily selected by utilizing a proprietary quantitative model combined with fundamental analysis. Under normal market conditions, at least 80%

of the Fund's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Large-cap companies will generally include companies whose market capitalizations at the time of purchase are equal to or greater than the median market capitalization of companies in the Russell 1000® Index. As of the most recent annual reconstitution on June 24, 2011, the market capitalization range of companies in the Russell 1000® Index was approximately $1.15 billion to

$393.05 billion, and the median market capitalization was approximately $5.89 billion. The market capitalizations of companies in the Fund's portfolio and the

Russell 1000 ® Index change over time. Companies that fall outside this definition of large-cap companies after the Fund has purchased their securities will continue to be considered large-cap companies for purposes of the Fund's

80% investment policy; however, additional purchases of these companies will not qualify as such unless, at the time of purchase, the company is able to satisfy this definition.

The principal investment strategies and principal investment techniques of the

Fund may be changed without shareholder approval. Shareholders will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment goal.

If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund are:

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced. In addition, individual stocks selected for the Fund may underperform the market generally.

Non-Diversification. The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic,

political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets. Emerging markets are riskier than developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Active Trading. As part of the Fund's principal investment technique, the

Portfolio may engage in active trading of its portfolio securities. Because the

Fund may sell a security without regard to how long it has held the security,

active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the

Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Russell 1000 ® Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by phone at 800-858-8850 ext. 6003.

The Fund is newly organized. The Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Large-Cap Fund, Inc. (the

"Predecessor Fund"), a closed-end investment company also advised by SunAmerica,

in a reorganization that occurred on January 23, 2012 (the "Reorganization").

Prior to the Reorganization, the Fund had no operating history and the performance information in the Bar Chart and Table reflects the performance of the Predecessor Fund. Performance in the Table reflects the effect of the front-end sales charge imposed on Class A shares. The Predecessor Fund may have performed differently if it were an open-end fund since closed-end funds are generally not subject to the cash flow fluctuations of an open-end fund.

Performance for Class C shares and Class W shares of the Fund is not shown because those classes had not yet commenced operations as of the date of this prospectus.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND (CLASS A)

During the 5-year period shown in the Bar Chart, the

highest return for a quarter was 19.06% (quarter ended

September 30, 2010) and the lowest return for a quarter

was -19.53% (quarter ended December 31, 2008).

The Fund's cumulative year-to-date return as of

December 31, 2011, was -1.44%.

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns SunAmerica Focused Alpha Large-Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes (Class A)	13.36%	3.11%	3.05%	Dec. 28, 2005
Class A After Taxes on Distributions	Return After Taxes on Distributions (Class A)	12.85%	2.69%	2.63%	Dec. 28, 2005
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	8.65%	2.52%	2.47%	Dec. 28, 2005
Russell 1000® Index	Russell 1000® Index	16.10%	2.59%	2.47%	Dec. 28, 2005

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.